Segment information	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
21	Segment information

For management purposes, the Group is organized into segments based on their products, services and industry and has the following three reportable segments:

  The Materialise Medical segment, which develops and delivers medical software solutions, medical devices and other related products and services;
  The Materialise Manufacturing segment, which delivers 3D printed products and related services.
  The Materialise Software segment, which develops and delivers additive manufacturing software solutions and related services; and

The measurement principles used by the Group in preparing this segment reporting are also the basis for segment performance assessment and are in conformity with IFRS. The Chief Executive Officer of the Group acts as the chief operating decision maker. As a performance indicator, the chief operating decision maker controls the performance by the Group’s revenue and EBITDA. EBITDA is defined by the Group as net profit plus finance expenses, less financial income plus income taxes, plus depreciation, amortization and impairment.

The following table summarizes the segment reporting for each of the reportable periods ending 31 December. Corporate research and development, headquarters’ function, financing and income taxes are managed on a Group basis and are not allocated to operating segments. As management’s controlling instrument is mainly revenue-based, the reporting information does not include assets and liabilities by segment and is as such not available per segment.

in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
For the year ended December 31, 2017
Revenues	35,770	42,841	63,712	142,323	250	142,573
Segment EBITDA	13,926	4,400	4,967	23,293	(9,797)	13,496
Segment EBITDA %	38.9%	10.3%	7.8%	16.4%		9.5%
For the year ended December 31, 2016
Revenues	30,122	37,910	46,406	114,438	39	114,477
Segment EBITDA	10,130	894	3,848	14,872	(6,391)	8,481
Segment EBITDA %	33.6%	2.4%	8.3%	13.0%		7.4%
For the year ended December 31, 2015
Revenues	25,798	34,856	41,381	102,035	−	102,035
Segment EBITDA	9,093	422	1,645	11,160	(8,239)	2,921
Segment EBITDA %	35.2%	1.2%	4.0%	10.9%		2.9%

The segment EBITDA is reconciled with the consolidated net profit (loss) for the year as follows:

	For the year ended 31 December,
in 000€	2017	2016	2015
Segment EBITDA	23,293	14,872	11,160
Depreciation, amortization and impairment	(12,631)	(8,374)	(6,810)
Corporate research and development	(2,017)	(1,673)	(2,955)
Corporate headquarter costs	(9,690)	(8,646)	(9,700)
Other operating income (expense)	1,910	3,928	4,416
Operating (loss) profit	865	107	(3,889)
Financial expenses	(4,728)	(2,437)	(2,470)
Financial income	3,210	2,039	3,511
Income taxes	(534)	(1,710)	389
Share in loss of joint venture	(469)	(1,018)	(401)
Net (loss) profit	(1,656)	(3,019)	(2,860)

Entity-wide disclosures

We refer to the Note 22.1 for the revenue by geographical area, based on location of the customer. The total revenue realized in the country of domicile (Belgium) in 2017 amounts to K€8,145 (2016: K€7,534; 2015: K€7,202).

The total non-current assets, other than financial instruments, deferred tax assets, by geographical area is as follows:

	For the year ended 31 December,
in 000€	2017	2016	2015

United States of America (USA)	3,880	4,697	5,032
Americas other than USA	29	35	13
Europe (without Belgium)	82,746	23,984	22,436
Belgium	46,576	34,074	30,315
Asia-Pacific	744	898	943
Total	133,975	63,688	58,739

The totals of the above table includes goodwill, intangible assets, property, plant & equipment and investments in joint ventures as disclosed in the consolidated statements of financial position.